UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:   2/28/2013

Item 1.  Schedule of Investments (Unaudited)

The schedule of investments for the Compass Funds, a series of the Trust, as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2013

Shares			Value
	EXCHANGE TRADED FUNDS - 74.9%
	DEBT FUNDS - 42.1%
231,970	iShares Barclays Intermediate Credit Bond Fund		$ 25,778,826
208,708	iShares Barclays 3-7 Year Treasury Bond Fund		25,758,741
			51,537,567
	EQUITY FUNDS - 32.7%
15,667	iShares Cohen & Steers Realty Majors Index Fund		1,268,400
68,905	iShares Core S&P 500 ETF		10,504,567
18,774	iShares Dow Jones US Real Estate Index Fund		1,278,885
143,603	iShares MSCI EAFE Index Fund		8,354,823
89,820	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		3,338,609
48,885	PowerShares FTSE RAFI Emerging Markets Portfolio		1,083,780
54,431	PowerShares FTSE RAFI US 1000 Portfolio		3,662,118
16,222	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio		1,210,972
24,122	SPDR S&P 500 ETF Trust		3,655,207
70,318	WisdomTree DEFA Fund		3,349,950
19,530	WisdomTree Emerging Markets Equity Income Fund		1,087,821
20,092	WisdomTree SmallCap Earnings Fund		1,221,192
			40,016,324

	TOTAL EXCHANGE TRADED FUNDS (Cost - $86,974,885)		91,553,891

Par Value	BONDS & NOTES - 5.1%
	BANKS - 1.7%
$ 900,000	ING Bank NV, 1.358%, 3/15/2013		900,240
1,200,000	Morgan Stanley, 5.30%, 3/1/2013		1,200,000
			2,100,240
	COMPUTERS - 0.8%
955,000	Hewlett-Packard Co., 4.50%, 3/1/2013		955,000

	COSMETICS/PERSONAL CARE - 1.3%
1,610,000	Avon Products, Inc., 4.80%, 3/1/2013		1,610,000

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
700,000	International Lease Finance Corp., 6.375%, 3/25/2013		702,142

	HOME FURNISHINGS - 0.1%
105,000	Whirlpool Corp., 5.50%, 3/1/2013		105,000

	PIPELINES - 0.6%
775,000	NuStar Logistics LP, 6.05%, 3/15/2013		775,000

	TOTAL BONDS & NOTES (Cost - $6,249,054)		6,247,382

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

Par Value			Value
	SHORT-TERM INVESTMENTS - 17.7%
	COMMERCIAL PAPER - 7.5%
$ 1,200,000	Aluminum Co. of America, 4/2/2013, 0.93%		$ 1,199,008
1,500,000	Avon Capital Corp., 4/30/2013, 1.00%		1,497,500
1,000,000	Banco de Credito CP, 4/25/2013, 0.63%		999,038
1,400,000	Eni Finance USA Inc., 4/29/2013, 0.61%		1,398,600
800,000	Intesa Funding LLC CP, 4/12/2013, 0.64%		800,000
1,000,000	Panasonic Finance, Inc., 3/1/2013, 1.00%		1,000,000
1,000,000	Romulus Funding Corp., 3/18/2013, 0.95%		999,551
1,300,000	Weatherford International, 4/30/2013, 1.10%		1,297,617
	TOTAL COMMERCIAL PAPER (Cost - $9,191,314)		9,191,314

	MONEY MARKET FUND - 10.2%
12,416,974	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.07% * (a)		12,416,974
	(Cost - $12,416,974)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,608,288)		21,608,288

	TOTAL INVESTMENTS - 97.6% (Cost - 114,832,227) (b)		$ 119,409,561
	OTHER ASSETS LESS LIABILITIES - 2.4%		2,884,035
	NET ASSETS - 100.0%		$ 122,293,596

(a) All or portion of the security is held as collateral for futures cotracts.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $114,832,227 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 4,579,006
	Unrealized depreciation		(1,672)
	Net unrealized appreciation		$ 4,577,334
* Money market fund; interest rate reflects seven day effective yield on February 28, 2013

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.1%
	Commodity Futures - (0.1) %
4	Cocoa Future, May 2013	$ 85,400	$ (3,680)
2	Coffee Future, May 2013	107,400	(1,688)
2	Copper Future, May 2013	177,375	(1,200)
3	Corn Future, May 2013	105,525	1,387
11	Cotton Future, May 2013	469,095	9,851
1	Crude Oil Future, April 2013	92,050	(4,110)
2	Gasoline RBOB, April 2013	261,383	(16,192)
1	Gold Future, April 2013	157,810	(7,507)
4	Heating Oil Futures, April 2013	497,330	(36,700)
5	Lean Hogs Future, April 2013	162,000	(13,472)
5	Live Cattle Future, April 2013	259,700	(9,268)
8	LME Aluminum Future, March 2013	393,900	(4,500)
8	LME Zinc Future, March 2013	409,250	18,250

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	Commodity Futures - (0.1) % (Continued)
2	Natural Gas Future, April 2013	$ 69,720	$ 3,640
1	Silver Future, May 2013	142,160	(4,665)
2	Soybean Future, May 2013	145,225	(1,292)
2	Soybean Meal Future, May 2013	87,120	700
5	Soybean Oil Future, May 2013	147,360	(9,930)
2	Wheat Future, May 2013	71,450	(2,700)
6	World Sugar #11 Future, May 2013	123,581	4,099
		3,964,834	(78,977)
	Currency Futures - 0.0%
1	Euro Schatz, March 2013	144,786	(177)

	Equity Futures - 0.1%
9	10 YR Mini JBG Future, March 2013	1,414,800	7,414
5	DJIA Index Future Mini, March 2013	350,950	21,825
3	Emerging Market Future, March 2013	157,185	585
1	FTSE 100 Index, March 2013	96,478	7,071
1	Hang Seng Index Future, March 2013	148,120	1,691
3	MSCI Taiwan Index Future, March 2013	85,080	(1,050)
6	Nasdaq 100 E-Mini Future, March 2013	328,560	8,712
1	Nikkei 225 Index Future, March 2013	62,297	10,763
3	Russell Mini Future, March 2013	273,060	25,350
1	S&P/TSX 60 IX Future, March 2013	143,452	6,452
4	S&P E-Mini Future, March 2013	302,650	18,430
1	SPI 200 Future, March 2013	130,138	13,308
		3,492,769	120,551
	Fixed Income Futures - 0.1%
11	Canadian 10 Year Bond Future, June 2013	1,432,838	21,176
1	Euro BOBL Future, March 2013	166,811	798
6	Euro-Bund Future, March 2013	1,137,444	4,472
8	Long Gilt Future, June 2013	1,416,432	19,300
17	US 2YR Note, June 2013	3,747,956	1,595
32	US 5YR Note, June 2013	3,967,488	12,801
27	US 10 Year Future, June 2013	3,551,769	21,348
		15,420,738	81,490

	TOTAL LONG FUTURE CONTRACTS	$ 23,023,127	$ 122,887

	SHORT FUTURES CONTRACTS - 0.0%
	Commodity Futures - 0.0%
5	Cocoa Future, May 2013	106,750	4,700
1	Copper Future, May 2013	88,688	25
3	Corn Future, May 2013	105,525	(1,387)
1	Crude Oil Future, April 2013	92,050	3,950
1	Gold Future, April 2013	157,810	5,000

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	Commodity Futures - 0.0% (Continued)
5	Lean Hogs Future, April 2013	$ 162,000	$ (242)
5	Live Cattle Future, April 2013	259,700	3,111
2	Natural Gas Future, April 2013	69,720	(3,640)
1	Silver Future, May 2013	142,160	4,690
2	Soybean Future, May 2013	145,225	1,275
2	Soybean Meal Future, May 2013	87,120	(700)
3	Soybean Oil Future, May 2013	88,416	5,940
1	Wheat Future, May 2013	35,725	1,338
4	World Sugar #11 Future, May 2013	82,387	(2,778)
		1,623,276	21,282
	Equity Futures - 0.0%
39	CBOE VIX Future, March 2013	629,850	(25,350)

	TOTAL SHORT FUTURE CONTRACTS	$ 2,253,126	$ (4,068)

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2013

Shares			Value
	EXCHANGE TRADED FUNDS - 78.3%
	EQUITY FUNDS - 78.3%
18,774	iShares Cohen & Steers Realty Majors Index Fund		$ 1,519,943
82,603	iShares Core S&P 500 ETF		12,592,827
22,496	iShares Dow Jones US Real Estate Index Fund		1,532,428
172,486	iShares MSCI EAFE Index Fund		10,035,235
107,661	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		4,001,759
58,189	PowerShares FTSE RAFI Emerging Markets Portfolio		1,290,050
65,294	PowerShares FTSE RAFI US 1000 Portfolio		4,392,980
19,650	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio		1,466,873
28,936	SPDR S&P 500 ETF Trust		4,384,672
84,414	WisdomTree DEFA Fund		4,021,483
23,247	WisdomTree Emerging Markets Equity Income Fund		1,294,858
23,985	WisdomTree SmallCap Earnings Fund		1,457,808

	TOTAL EXCHANGE TRADED FUNDS (Cost - $43,545,799)		47,990,917

Par Value	BONDS & NOTES - 1.2%
	BANKS - 0.8%
$ 500,000	ING Bank NV, 1.358%, 3/15/2013		500,134

	COMPUTERS - 0.1%
45,000	Hewlett-Packard Co., 4.50%, 3/1/2013		45,000

	HOME FURNISHINGS - 0.1%
65,000	Whirlpool Corp., 5.50%, 3/1/2013		65,000

	PIPELINES - 0.2%
100,000	NuStar Logistics LP, 6.05%, 3/15/2013		100,000

	TOTAL BONDS & NOTES (Cost - $710,354)		710,134

	SHORT-TERM INVESTMENTS - 16.1%
	COMMERCIAL PAPER - 9.8%
800,000	Aluminum Co. of America, 4/2/2013, 0.93%		799,339
900,000	Avon Capital Corp., 4/30/2013, 1.00%		898,500
1,100,000	Banco de Credito CP, 4/25/2013, 0.63%		1,098,941
150,000	Credit Agricole NA CP, 3/28/2013, 0.78%		149,912
500,000	Eni Finance USA Inc., 4/29/2013, 0.61%		499,500
500,000	Intesa Funding LLC CP, 4/12/2013, 0.64%		500,000
1,000,000	Panasonic Finance, Inc., 3/1/2013, 1.00%		1,000,000
1,100,000	Weatherford International, 4/30/2013, 1.10%		1,097,983
	TOTAL COMMERCIAL PAPER (Cost - $6,044,175)		6,044,175

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

Shares			Value
	MONEY MARKET FUND - 6.3%
3,843,530	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.07% * (a)		$ 3,843,530
	(Cost - $3,843,530)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,887,705)		9,887,705

	TOTAL INVESTMENTS - 95.6% (Cost - $54,143,858) (b)		$ 58,588,756
	OTHER ASSETS LESS LIABILITIES - 4.4%		2,702,290
	NET ASSETS - 100.0%		$ 61,291,046

(a) All or portion of the securtity is held as collateral for open futures contracts.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $54,143,858 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 4,445,119
	Unrealized depreciation		(221)
	Net unrealized appreciation		$ 4,444,898
* Money market fund; interest rate reflects seven day effective yield on February 28, 2013

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	LONG FUTURES CONTRACTS - 0.0%
	Commodity Futures - (0.2) %
5	Cocoa Future, May 2013	$ 106,750	$ (4,600)
2	Coffee Future, May 2013	107,400	(1,687)
2	Copper Future, May 2013	177,375	(1,200)
3	Corn Future, May 2013	105,525	1,388
14	Cotton Future, May 2013	597,030	12,537
2	Crude Oil Future, April 2013	184,100	(8,220)
4	Gasoline RBOB Future, April 2013	522,766	(32,385)
1	Gold Future, April 2013	157,810	(10,320)
4	Heating Oil Futures, April 2013	497,330	(36,700)
6	Lean Hogs Furture, April 2013	194,400	(16,167)
10	LME Aluminum Future, March 2013	492,375	(5,625)
9	LME Zinc Future, March 2013	460,406	20,531
5	Live Cattle Future, April 2013	259,700	(9,268)
2	Natural Gas Future, May 2013	70,620	4,540
1	Silver Future, May 2013	142,160	(4,665)
2	Soybean Future, May 2013	145,225	(1,297)
3	Soybean Meal, May 2013	130,680	1,050
6	Soybean Oil Future, May 2013	176,832	(11,916)
2	Wheat Future, May 2013	71,450	(2,700)
7	World Sugar #11 Future, May 2013	144,178	4,782
		4,744,112	(101,922)

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	Equity Futures - 0.2%
6	DJIA Index Future Mini Future, March 2013	$ 421,140	$ 26,190
2	Emerging Market Future, March 2013	104,790	390
1	FTSE 100 Index Future, March 2013	96,478	7,071
1	Hang Seng Index Future, March 2013	148,120	1,691
3	MSCI Taiwan Index Future, March 2013	78,420	(1,050)
7	Nasdaq 100 E-Mini Future, March 2013	383,320	10,164
1	Nikkei 225 Index Future, March 2013	62,297	10,763
3	Russell Mini Future, March 2013	273,060	25,350
1	S&P/TSX 60 IX Future, March 2013	143,452	6,452
5	S&P E-Mini Future, March 2013	378,313	23,037
1	SPI 200, March 2013	130,138	13,308
		2,219,527	123,366

	TOTAL LONG FUTURE CONTRACTS	6,963,639	21,444

	SHORT FUTURE CONTRACTS - 0.0%
	Commodity Futures - 0.0%
5	Cocoa Future, May 2013	106,750	4,700
1	Copper Future, May 2013	88,688	25
4	Corn Future, May 2013	140,700	(1,850)
1	Crude Oil Future, April 2013	92,050	3,950
2	Gold Future, April 2013	315,620	10,000
7	Lean Hogs Furture, April 2013	226,800	(338)
6	Live Cattle Future, April 2013	311,640	3,734
2	Natural Gas Future, May 2013	70,620	(4,540)
2	Silver Future, May 2013	284,320	9,380
2	Soybean Future, May 2013	145,225	1,275
3	Soybean Meal, May 2013	130,680	(1,050)
4	Soybean Oil Future, May 2013	117,888	7,920
1	Wheat Future, May 2013	35,725	1,350
5	World Sugar #11 Future, May 2013	102,984	(3,472)
		2,169,690	31,084

	Equity Futures - 0.0%
23	CBOE VIX Future, March 2013	371,450	(14,950)

	TOTAL SHORT FUTURE CONTRACTS	2,541,140	16,134

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2013

Shares			Value
	EXCHANGE TRADED FUNDS - 34.3%
	EQUITY FUNDS - 34.3%
90,506	iShares Cohen & Steers Realty Majors Index Fund		$ 7,327,366
96,296	iShares Core S&P 500 ETF		14,680,325
108,775	iShares Cohen & Steers Realty Majors Index Fund		7,409,753
204,495	iShares Dow Jones US Real Estate Index Fund		11,897,519
	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,548,925)		41,314,963

Par Value	BONDS & NOTES - 12.0%
	BANKS - 3.6%
$ 1,600,000	ING Bank NV, 1.358%, 3/15/2013		1,600,427
2,700,000	Morgan Stanley, 5.30%, 3/1/2013		2,700,000
			4,300,427
	COMPUTERS - 2.3%
2,830,000	Hewlett-Packard Co., 4.50%, 3/1/2013		2,830,000

	COSMETICS/PERSONAL CARE - 2.2%
2,700,000	Avon Products, Inc., 4.80%, 3/1/2013		2,700,000

	DIVERSIFIED FINANCIAL SERVICES - 1.6%
1,980,000	International Lease Finance Corp., 6.375%, 3/25/2013		1,986,059

	HOME FURNISHINGS - 0.3%
330,000	Whirlpool Corp., 5.50%, 3/1/2013		330,000

	PIPELINES - 2.0%
2,360,000	Valero Logistics LP, 6.05%, 3/15/2013		2,360,000

	TOTAL BONDS & NOTES (Cost - $14,511,398)		14,506,486

	SHORT TERM INVESTMENTS - 44.6%
	COMMERCIAL PAPER - 21.4%
3,000,000	Aluminum Co. of America, 4/2/2013, 0.93%		2,997,520
3,600,000	Avon Capital Corp., 4/30/2013, 1.00%		3,594,000
2,900,000	Banco de Credito CP, 4/25/2013, 0.63%		2,897,208
1,600,000	Eni Finance USA Inc., 3/28/2013, 1.00%		1,598,800
3,100,000	Eni Finance USA Inc., 4/29/2013, 0.61%		3,096,901
2,500,000	Intesa Funding LLC CP, 4/12/2013, 0.64%		2,499,999
3,000,000	Panasonic Finance, Inc., 3/1/2013, 1.00%		3,000,000
2,500,000	Romulus Funding Corp., 3/18/2013, 0.95%		2,498,878
3,600,000	Weatherford International, 4/30/2013, 1.10%		3,593,400
	TOTAL COMMERCIAL PAPER (Cost - $25,776,706)		25,776,706
COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLODATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

Shares			Value
	MONEY MARKET FUND - 23.2%
27,985,784	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.07% * (a)		$ 27,985,784
	(Cost - $27,985,784)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,762,490)		53,762,490

	TOTAL INVESTMENTS - 90.9% (Cost - $106,822,813) (b)		$ 109,583,939
	OTHER ASSETS LESS LIABILITIES - 9.1%		10,902,161
	NET ASSETS - 100.0%		$ 120,486,100

(a) All or portion of the security is held as collateral for open futures contracts.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures contracts) is $106,822,813 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 2,766,038
	Unrealized depreciation		(4,912)
	Net unrealized appreciation		$ 2,761,126

* Money market fund; interest rate reflects seven day effective yield on February 28, 2013

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	LONG FUTURE CONTRACTS - 0.2%
	Commodity Futures - (0.5) %
31	Cocoa Future, May 2013	$ 661,850	$ (28,520)
13	Coffee Future, May 2013	698,100	(10,969)
13	Copper Future, May 2013	1,152,938	(7,800)
19	Corn Future, May 2013	668,325	8,788
64	Cotton Future, May 2013	2,729,280	57,312
8	Crude Oil Future, April 2013	736,400	(32,880)
21	Gasoline RBOB, April 2013	2,744,519	(170,020)
8	Gold Future, April 2013	1,262,480	(82,560)
25	Heating Oil Futures, April 2013	3,108,315	(229,375)
44	Lean Hogs Future, April 2013	1,425,600	(118,534)
37	Live Cattle Future, April 2013	1,921,780	(68,584)
67	LME Aluminum Future, March 2013	3,298,913	(37,688)
63	LME Zinc Future, March 2013	3,222,844	143,719
18	Natural Gas Future, April 2013	627,480	32,760
5	Silver Future, May 2013	710,800	(23,325)
11	Soybean Future, May 2013	798,738	(7,132)
16	Soybean Meal Future, May 2013	696,960	5,600
34	Soybean Oil Future, May 2013	1,002,048	(67,524)
16	Wheat Future, May 2013	571,600	(21,600)
49	World Sugar #11 Future, May 2013	1,009,243	33,477
		29,048,212	(624,855)
	Currency Futures - 0.0%
1	Euro Schatz, March 2013	144,786	(177)

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLODATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Fair Value	(Depreciation)
	Equity Futures - 0.6%
12	10 YR Mini JBG Future, March 2013	$ 1,886,400	$ 9,885
3	Dax Index Future, March 2013	760,033	14,709
29	DJIA Index Future Mini, March 2013	2,035,510	126,585
15	Emerging Market Future, March 2013	785,925	2,925
8	FTSE 100 Index Future, March 2013	771,820	56,565
5	Hang Seng Index Future, March 2013	740,602	8,455
10	Long Gilt Future, June 2013	1,770,540	24,125
20	MSCI Taiwan Index Future, March 2013	567,200	(7,000)
33	Nasdaq 100 E-Mini Future, March 2013	1,807,080	47,916
6	Nikkei 225 Index Future, March 2013	373,782	64,578
17	Russell Mini Future, March 2013	1,547,340	143,650
25	S&P E-Mini Future, March 2013	1,891,563	115,188
7	S&P/TSX 60 IX Future, March 2013	1,004,161	45,165
7	SPI 200 Future, March 2013	910,965	93,157
		16,852,922	745,903
	Fixed Income Futures - 0.1%
14	Canadian 10 Year Bond, June 2013	1,823,612	26,952
1	Euro BOBL Future, March 2013	166,811	118
8	Euro Bond Future, March 2013	1,516,592	(314)
20	US 2YR Note, June 2013	4,409,360	1,876
39	US 5YR Note, June 2013	4,835,376	15,601
33	US 10 Year Future, June 2013	4,341,051	26,091
		17,092,802	70,324

	TOTAL LONG FUTURE CONTRACTS	$ 63,138,722	$ 191,195

	SHORT FUTURE CONTRACTS - 0.1%
	Commodity Futures - 0.2%
34	Cocoa Future, May 2013	725,900	31,960
2	Coffee Future, May 2013	107,400	1,688
22	Corn Future, May 2013	773,850	(10,175)
5	Copper Future, May 2013	443,438	125
8	Crude Oil Future, April 2013	736,400	31,600
8	Gold Future, April 2013	1,262,480	40,000
32	Lean Hogs Future, April 2013	1,036,800	(1,546)
35	Live Cattle Future, April 2013	1,817,900	21,779
14	Natural Gas Future, April 2013	488,040	(25,480)
6	Silver Future, May 2013	852,960	28,140
13	Soybean Future, May 2013	943,963	8,287
19	Soybean Meal Future, May 2013	827,640	(6,650)
30	Soybean Oil Future, May 2013	884,160	59,400
8	Wheat Future, May 2013	285,800	10,800
29	World Sugar #11 Future, May 2013	597,307	(20,138)
		11,784,037	169,790
	Equity Futures - (0.1) %
128	CBOE VIX Future, March 2013	2,067,200	(83,200)

	TOTAL SHORT FUTURE CONTRACTS	$ 13,851,237	$ 86,590

COMPASS EMP FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2013

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Mutual Fund Series Trust's {"Trust"} good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of February 28, 2013:

Multi-Asset Balanced Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$ 91,553,891	$ -	$ -	$ 91,553,891
Bonds & Notes	6,247,382	-	-	6,247,382
Short-Term Investments	-	21,608,288	-	21,608,288
Futures Contacts	118,819	-	-	118,819
Receivables - Due from Broker	-	-	2,020,164	2,020,164
Total	$ 97,920,092	$ 21,608,288	$ 2,020,164	$ 121,548,544

Multi-Asset Growth Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$ 47,990,917	$ -	$ -	$ 47,990,917
Bonds & Notes	710,134	-	-	710,134
Short-Term Investments	-	9,887,705	-	9,887,705
Futures Contacts	37,578	-	-	37,578
Receivables - Due from Broker	-	-	1,929,264	1,929,264
Total	$ 48,738,629	$ 9,887,705	$ 1,929,264	$ 60,555,598

Alternative Strategies Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds *	$ 41,314,963	$ -	$ -	$ 41,314,963
Bonds & Notes	14,506,486	-	-	14,506,486
Short-Term Investments	-	53,762,490	-	53,762,490
Futures Contacts	277,785	-	-	277,785
Receivables - Due from Broker	-	-	6,960,786	6,960,786
Total	$ 56,099,234	$ 53,762,490	$ 6,960,786	$ 116,822,510
*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

COMPASS EMP FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2013

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	Balanced Fund	Growth Fund	Alternative Fund
	Other Financial Assets	Other Financial Assets	Other Financial Assets

Beginning balance November 30, 2012	$ 2,027,326	$ 1,929,264	$ 7,025,330
Total realized gain/(loss)	-	-	-
Change in unrealized depreciation	-	-	-
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Receivables collected	(7,162)	-	(64,544)
Net transfers in/(out) of Level 3	-	-	-
Ending balance February 28, 2013	$ 2,020,164	$ 1,929,264	$ 6,960,786

Level 3 assets represent 1.65%, 3.15% and 5.78% of the Balanced Fund, Growth Fund and Alternative Fund, respectively.  Level 3 assets were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.  In each case, the Level 3 asset consisted of a receivable due from MF Global Inc. (“MFGI”), a broker-dealer that is being liquidated under the direction of the U.S. Securities Investor Protection Act of 1970 (SIPA).  The pricing committee valued the receivable at 100% of the reported value of the account prior to the announcement of the liquidation.  This decision was based on many factors including, without limitation, market data, information from financial media sources, public statements by the SIPA trustee, and consultations with attorneys monitoring the bankruptcy proceedings.  For the period ended February 28, 2013 a portion of the receivable was collected by the Funds.  As of February 28, 2013, the remaining receivables were not currently collectible by the Funds due to the liquidation proceedings.  The amounts ultimately collected by the Funds may be less than the amounts reflected in the consolidated statement of assets and liabilities, and these differences may be material.

Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to take delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures for the period ended February 28, 2013 are as follows:
The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities is as follows:

	Derivatives not Accounted for	Location in Consolidated Statements
Fund *	as Hedging Instruments	of Assets and Liabilities	Value**
Balanced Fund	Futures Contracts	Futures variation margin payable	(1,536,585)
Growth Fund	Futures Contracts	Futures variation margin payable	(3,895,037)
Alternative Fund	Futures Contracts	Futures variation margin payable	(14,061,295)

*Consolidated
**Includes only current variation margin.

The effect of derivative instruments on the Consolidated Statements of Operations is as follows:

	Derivatives not Accounted for	Location of Gain (Loss) on
Fund *	as Hedging Instruments	Derivatives Recognized in Income	Value **
Balanced Fund	Futures Contracts	Net realized loss on futures contracts	$ (175,809)
Balanced Fund	Futures Contracts	Net unrealized depreciation on futures contracts	$ (141,925)
Growth Fund	Futures Contracts	Net realized loss on futures contracts	$ (90,123)
Growth Fund	Futures Contracts	Net unrealized depreciation on futures contracts	$ (71,536)
Alternative Fund	Futures Contracts	Net realized loss on futures contracts	$ (976,354)
Alternative Fund	Futures Contracts	Net unrealized depreciation on futures contracts	$ (472,261)

*Consolidated
**Includes only current variation margin.

Item 2.  Controls and Procedures

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	April 29, 2013

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	April 29, 2013